MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND           Two World Trade Center,
LETTER TO THE SHAREHOLDERS September 30, 2000           New York, New York 10048

DEAR SHAREHOLDER:

During the fiscal year ended September 30, 2000, the U.S. equity market experienced extreme volatility, with technology and telecommunications stocks leading the market both on the way up and on the decline. Concerns over profitability and valuations became more prominent as a considerable number of these companies faced near-term liquidity crises and problems with the long-term viability of their business plans. However, a rotation out of technology stocks has been a major positive for sectors such as health care, because of an improving legislative environment and stronger fundamentals, as well as energy, with commodity prices near 10-year highs and surging technology-driven demand.

Concerns over potentially higher inflation caused by an overheating U.S. economy prompted the Fed to continue instituting gradual rate hikes into the second quarter of 2000. Leadership of the market changed hands frequently in the second and third quarters, with the end of September finding both the Dow and the Nasdaq in negative territory. The volatility early in the year, caused largely by speculation surrounding the Fed's inflationary-biased monetary policy, died down as the summer went on and inflation fears faded, but continuing turmoil in the market was spurred by negative earnings reports in all sectors.

PERFORMANCE

For the 12-month period ended September 30, 2000, Morgan Stanley Dean Witter Income Builder Fund's Class B shares posted a total return of 2.00 percent, versus 13.27 percent for the Standard and Poor's 500 Index (S&P 500). For the same period, the Fund's Class A, C and D shares posted total returns of 2.71 percent, 2.01 percent and 2.98 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P 500.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS September 30, 2000, continued

The Fund's underperformance relative to its benchmark index can be largely attributed to its lack of exposure to technology stocks, which generally pay little if any dividends. Because the Fund's primary objective is providing reasonable income, these stocks are typically not included in the portfolio. The Fund's value-oriented style of stock selection has also hindered its relative performance versus the S&P 500. In recent years the S&P 500, the benchmark against which most equity funds are compared, has reflected a bias toward growth, with companies like Microsoft, Intel, Dell, and Cisco heavily weighted in the index and contributing to most of its performance. The Fund's underweighting in technology proved fortuitous in the second half of the fiscal year, when concerns about decelerating growth rates resulted in large negative returns for that sector.

PORTFOLIO STRATEGY

On September 30, 2000, the Fund's large-cap stock segment was relatively fully invested, as it has been since the Fund's inception. Portfolio transactions during the period included the purchase of Boston Properties, Emerson, Rockwell, Vornado, Kerr McGee, Florida Power and Light, Mack Cali and Simon Properties. The Fund eliminated its positions in Arch Coal, Hercules, Public Services Enterprise Group, General Motors, Limited, U.S. Street, Visteon, Fleetwood Enterprise, Trinet, DaimlerChrysler, Conseco, Mid Atlantic Realty, TCF Financial, Washington Federal, Tidewater, Sallie Mae, Associates First Capital, Meditrust, U.S. Tobacco, Equity One, Crown Cork and Seal, Jefferson Pilot, Fluor and Tanger Factory.

During the period, real estate investment trusts (REITs), utilities and financial stocks were positive contributors to performance, while overexposure to the basic materials and capital goods sectors had a negative effect. The Fund continues to overweight REITs and utilities, because we believe these groups can continue to provide stable returns in a slower economic growth scenario.

The convertible portion of the Fund, while underperforming technology heavy convertible indexes, contributed stable returns, owing to its focus on high current income and reasonably priced underlying equities. Although convertibles tend to lag equities during strong market rallies, we believe that the Fund's concentration in high-credit-quality names can offer downside protection in weak market environments while allowing substantial equity participation during upswings.

LOOKING AHEAD

Although we expect that the U.S. economy's growth pace will continue to slow, we are not expecting recessionary conditions in the near future. Should the U.S. equity markets experience further volatility, we are optimistic that investors will gravitate to companies that provide more consistent earnings with a dividend cushion. Because of its value-oriented style and its emphasis on higher yielding securities, we would expect the Fund to benefit from such an environment.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS September 30, 2000, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Income Builder Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin

CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FUND PERFORMANCE September 30, 2000

    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]

                                  [LINE CHART]

               Date                     Total          S&P 500
               June 26, 1996            $10,000        $10,000
               September 30, 1996       $10,310        $10,426
               September 30, 1997       $13,386        $14,641
               September 30, 1998       $12,678        $15,967
               September 30, 1999       $13,858        $20,404
               September 30, 2000       $13,935(3)     $23,113

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. Performance for Class A, Class C, and Class D shares will vary from the performance of Class B shares shown above due to differences in sales charges and expenses.

                          Average Annual Total Returns
--------------------------------------------------------------------------------

                Class A Shares*
-----------------------------------------------
Period Ended 9/30/00
---------------------------
1 Year                       2.71%(1) (2.68)%(2)
Since Inception (7/28/97)    4.29%(1)  2.53 %(2)

                Class B Shares**
-----------------------------------------------
Period Ended 9/30/00
---------------------------
1 Year                       2.00%(1) (2.72)%(2)
Since Inception (6/26/96)    8.46%(1)  8.09 %(2)

                Class C Shares+
-----------------------------------------------
Period Ended 9/30/00
---------------------------
1 Year                       2.01%(1)  1.07%(2)
Since Inception (7/28/97)    3.54%(1)  3.54%(2)

                Class D Shares++
-----------------------------------------------
Period Ended 9/30/00
---------------------------
1 Year                       2.98%(1)
Since Inception (7/28/97)    4.56%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value after the deduction of a 2% contingent deferred sales charge
     (CDSC), assuming a complete redemption on September 30, 2000.
(4) The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 2000

 NUMBER OF
  SHARES                                                      VALUE
----------------------------------------------------------------------
             COMMON STOCKS AND RIGHTS (48.9%)
             Auto Parts: O.E.M. (2.4%)
 190,000     Delphi Automotive Systems Corp. ..........   $  2,873,750
  60,000     Johnson Controls, Inc. ...................      3,191,250
                                                          ------------
                                                             6,065,000
                                                          ------------
             Beverages: Alcoholic (1.2%)
  70,000     Anheuser-Busch Companies, Inc. ...........      2,961,875
                                                          ------------
             Chemicals: Major Diversified (1.1%)
 115,000     Dow Chemical Co. .........................      2,867,812
                                                          ------------
             Construction Materials (1.0%)
  60,000     Vulcan Materials Co. .....................      2,411,250
                                                          ------------
             Electric Utilities (5.1%)
  55,000     Dominion Resources, Inc. .................      3,193,437
  50,000     FPL Group, Inc. ..........................      3,287,500
  70,000     Reliant Energy, Inc. .....................      3,255,000
 110,000     TECO Energy, Inc. ........................      3,162,500
                                                          ------------
                                                            12,898,437
                                                          ------------
             Electrical Products (1.2%)
  45,000     Emerson Electric Co. .....................      3,015,000
                                                          ------------
             Electronic Equipment/Instruments (1.9%)
  80,000     Rockwell International Corp. .............      2,420,000
 165,000     Xerox Corp. ..............................      2,485,312
                                                          ------------
                                                             4,905,312
                                                          ------------
             Electronics/Appliances (0.9%)
  60,000     Whirlpool Corp. ..........................      2,332,500
                                                          ------------
             Finance/Rental/Leasing (2.3%)
  45,000     Fannie Mae ...............................      3,217,500
 135,500     Ryder System, Inc. .......................      2,498,281
                                                          ------------
                                                             5,715,781
                                                          ------------
             Food Distributors (1.1%)
 190,000     Supervalu, Inc. ..........................      2,861,875
                                                          ------------
             Food: Major Diversified (1.2%)
 155,000     Sara Lee Corp. ...........................      3,148,437
                                                          ------------
             Food: Meat/Fish/Dairy (1.2%)
 155,000     ConAgra, Inc. ............................      3,109,687
                                                          ------------
             Industrial Conglomerates (1.2%)
  82,000     Honeywell International, Inc. ............      2,921,250
                                                          ------------

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 2000, continued

 NUMBER OF
  SHARES                                                           VALUE
--------------------------------------------------------------------------
             Industrial Specialties (1.2%)
  75,000     PPG Industries, Inc. .........................   $  2,976,562
                                                              ------------
             Life/Health Insurance (1.1%)
  60,000     Lincoln National Corp. .......................      2,887,500
                                                              ------------
             Major Banks (3.4%)
  60,000     Bank of America Corp. ........................      3,142,500
  60,000     Chase Manhattan Corp. ........................      2,771,250
  70,000     FleetBoston Financial Corp. ..................      2,730,000
                                                              ------------
                                                                 8,643,750
                                                              ------------
             Major Telecommunications (2.4%)
  94,500     AT&T Corp. ...................................      2,775,938
  70,000     Verizon Communications .......................      3,390,625
                                                              ------------
                                                                 6,166,563
                                                              ------------
             Motor Vehicles (1.1%)
 110,000     Ford Motor Co. ...............................      2,784,375
                                                              ------------
             Oil & Gas Production (1.3%)
  51,000     Kerr-McGee Corp. .............................      3,378,750
                                                              ------------
             Oil Refining/Marketing (2.3%)
  80,000     Ashland, Inc. ................................      2,695,000
 125,000     Ultramar Diamond Shamrock Corp. ..............      3,171,875
                                                              ------------
                                                                 5,866,875
                                                              ------------
             Pharmaceuticals: Major (2.6%)
  45,000     Merck & Co., Inc. ............................      3,349,688
  70,000     Schering-Plough Corp. ........................      3,255,000
                                                              ------------
                                                                 6,604,688
                                                              ------------
             Real Estate Investment Trusts (9.1%)
  70,000     Archstone Communities Trust ..................      1,719,375
  35,000     Avalonbay Communities, Inc. ..................      1,669,063
  40,000     Boston Properties, Inc. ......................      1,717,500
  75,000     Duke-Weeks Realty Corp. ......................      1,809,375
  55,000     Equity Office Properties Trust ...............      1,708,438
  40,000     Equity Residential Properties Trust ..........      1,920,000
  60,000     First Industrial Realty Trust, Inc. ..........      1,845,000
  85,000     Healthcare Realty Trust, Inc. ................      1,795,625
  70,000     Mack-Cali Realty Corp. .......................      1,973,125
  85,000     MeriStar Hospitality Corp. ...................      1,721,250
  70,000     Reckson Associates Realty Corp. ..............      1,785,000
  75,000     Simon Property Group, Inc. ...................      1,757,813
  45,000     Vornado Realty Trust .........................      1,670,625
                                                              ------------
                                                                23,092,189
                                                              ------------

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 2000, continued

 NUMBER OF
  SHARES                                                                                 VALUE
------------------------------------------------------------------------------------------------
             Savings Banks (1.3%)
  80,000     Washington Mutual, Inc. ............................................   $  3,185,000
                                                                                    ------------
             Tobacco (1.1%)
  95,000     Philip Morris Companies, Inc. ......................................      2,796,563
                                                                                    ------------
             TOTAL COMMON STOCKS AND RIGHTS
             (Cost $122,350,310).................................................    123,597,031
                                                                                    ------------
             CONVERTIBLE PREFERRED STOCKS (11.1%)
             Auto Parts: O.E.M. (0.0%)
  94,000     BTI Capital Trust $3.25 - 144A*.....................................         11,750
                                                                                    ------------
             Containers/Packaging (0.1%)
   4,900     Sealed Air Corp. (Series A) $2.00...................................        220,500
                                                                                    ------------
             Household/Personal Care (1.0%)
  38,500     Estee Lauder Co. $3.80..............................................      2,497,687
                                                                                    ------------
             Industrial Machinery (0.5%)
  69,000     Ingersoll-Rand Co. $1.688...........................................      1,242,000
                                                                                    ------------
             Major Banks (1.6%)
 155,900     National Australia Bank, Ltd. $1.97 (Australia) (Units) +...........      3,946,219
                                                                                    ------------
             Movies/Entertainment (0.4%)
  30,000     Six Flags, Inc. $4.05...............................................        945,000
                                                                                    ------------
             Oil Refining/Marketing (0.8%)
 200,000     Tesoro Petroleum Corp. $1.16........................................      2,100,000
                                                                                    ------------
             Publishing: Books/Magazines (0.9%)
  70,000     Reader's Digest Association, Inc $1.93..............................      2,170,000
                                                                                    ------------
             Railroads (0.6%)
  37,200     Union Pacific Capital Trust $3.13...................................      1,507,902
                                                                                    ------------
             Real Estate Investment Trusts (0.8%)
  70,000     SL Green Realty Corp. $2.00.........................................      2,100,000
                                                                                    ------------
             Regional Banks (3.4%)
 126,500     CNB Capital Trust I $1.50...........................................      4,822,813
 120,700     WBK Strypes Trust $3.14.............................................      3,854,856
                                                                                    ------------
                                                                                       8,677,669
                                                                                    ------------
             Tools/Hardware (1.0%)
 109,700     Metromedia International Group, Inc. $3.63..........................      2,495,675
                                                                                    ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Cost $35,302,458)..................................................     27,914,402
                                                                                    ------------

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 2000, continued

 PRINCIPAL
 AMOUNT IN                                                      COUPON      MATURITY
 THOUSANDS                                                       RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------
              CONVERTIBLE BONDS (14.6%)
              Apparel/Footwear Retail (1.2%)
  $ 3,160     Genesco Inc. ................................   5.50 %       04/15/05     $  3,054,330
                                                                                        ------------
              Auto Parts: O.E.M. (0.9%)
      300     Magna International, Inc. (Canada) -
                144A* .....................................   4.875        02/15/05          273,012
    3,000     MascoTech, Inc. .............................   4.50         12/15/03        2,040,000
                                                                                        ------------
                                                                                           2,313,012
                                                                                        ------------
              Biotechnology (0.7%)
      810     Athena Neurosciences, Inc. - 144A* ..........   4.75         11/15/04        1,276,997
      180     Johnson & Johnson - 144A* ...................   4.75         02/15/05          229,911
      165     Johnson & Johnson ...........................   4.75         02/15/05          210,751
                                                                                        ------------
                                                                                           1,717,659
                                                                                        ------------
              Broadcasting (0.6%)
    1,400     Clear Channel Communications, Inc. ..........   2.625        04/01/03        1,549,828
                                                                                        ------------
              Cable/Satellite TV (1.0%)
    1,975     EchoStar Communications Corp. ...............   4.875        01/01/07        2,628,468
                                                                                        ------------
              Contract Drilling (0.2%)
      440     Diamond Offshore Drilling, Inc. .............   3.75         02/15/07          491,643
                                                                                        ------------
              Electronic Components (0.6%)
    1,925     Solectron Corp. - 144A* .....................   0.00         01/27/19        1,423,133
                                                                                        ------------
              Electronic Equipment/Instruments (0.8%)
    2,000     SCI Systems, Inc. ...........................   3.00         03/15/07        2,034,560
                                                                                        ------------
              Electronic Production Equipment (0.7%)
    1,690     Photronics Inc. .............................   6.00         06/01/04        1,698,112
                                                                                        ------------
              Hospital/Nursing Management (0.2%)
    1,295     Emeritus Corp. - 144A* ......................   6.25         01/01/06          491,310
      105     Sunrise Assisted Living, Inc. - 144A* .......   5.50         06/15/02           96,206
                                                                                        ------------
                                                                                             587,516
                                                                                        ------------
              Industrial Machinery (0.8%)
    2,300     Thermo Fibertek, Inc. - 144A* ...............   4.50         07/15/04        2,080,074
                                                                                        ------------
              Internet Software/Services (1.2%)
    7,000     AT Home Corp. ...............................   0.525        12/28/18        3,031,630
                                                                                        ------------
              Major Telecommunications (3.0%)
    3,700     Bell Atlantic Financial Service - 144A*......   4.25         09/15/05        4,093,125

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 2000, continued

 PRINCIPAL
 AMOUNT IN                                                      COUPON      MATURITY
 THOUSANDS                                                       RATE         DATE         VALUE
----------------------------------------------------------------------------------------------------
  $ 3,700     Bell Atlantic Financial Service - 144A*
               (exchangeable into Telecom
                Corporation of New Zealand
                common stock) .............................    5.75%       04/01/03     $  3,575,125
                                                                                        ------------
                                                                                           7,668,250
                                                                                        ------------
              Medical/Nursing Services (0.1%)
      580     Alternative Living Services, Inc. ...........    5.25        12/15/02          282,315
                                                                                        ------------
              Metal Fabrications (0.2%)
      225     Hexcel Corp. ................................    7.00        08/01/03          225,000
      300     Tower Automotive, Inc. - 144A* ..............    5.00        08/01/04          228,270
                                                                                        ------------
                                                                                             453,270
                                                                                        ------------
              Movies/Entertainment (0.1%)
      255     Speedway Motorsports, Inc. ..................    5.75        09/30/03          226,978
                                                                                        ------------
              Packaged Software (0.3%)
      350     Hyperion Solutions Corp. ....................    4.50        03/15/05          287,042
      260     Network Associates, Inc. ....................    0.00        02/13/18          100,721
      745     Network Associates, Inc. - 144A* ............    0.00        02/13/18          288,606
                                                                                        ------------
                                                                                             676,369
                                                                                        ------------
              Personnel Services (0.1%)
      370     Metamor Worldwide, Inc. .....................    2.94        08/15/04          171,417
                                                                                        ------------
              Property - Casualty Insurers (0.8%)
      640     Berkshire Hathaway, Inc. ....................    1.00        12/02/01        2,048,064
                                                                                        ------------
              Semiconductors (0.3%)
      310     STMicroelectronics NV (Netherlands) .........    0.00        06/10/08          801,273
                                                                                        ------------
              Services to the Health Industry (0.0%)
      150     Quadramed Corp. .............................    5.25        05/01/05           50,400
       50     Quadramed Corp. - 144A* .....................    5.25        05/01/05           16,800
                                                                                        ------------
                                                                                              67,200
                                                                                        ------------
              Specialty Telecommunications (0.8%)
    3,000     Efficient Networks, Inc. ....................    5.00        03/15/05        1,964,400
      750     SA Telecommunications, Inc. - 144A* (a)......   10.00        08/15/06           22,500
                                                                                        ------------
                                                                                           1,986,900
                                                                                        ------------
              TOTAL CONVERTIBLE BONDS
              (Cost $36,405,722)...................................................       36,992,001
                                                                                        ------------
              CORPORATE BONDS (22.9%)
              Aerospace & Defense (0.0%)
      140     BE Aerospace, Inc. (Series B) ...............    8.00        03/01/08          123,550
                                                                                        ------------

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 2000, continued

 PRINCIPAL
 AMOUNT IN                                                       COUPON      MATURITY
 THOUSANDS                                                        RATE         DATE            VALUE
-----------------------------------------------------------------------------------------------------
              Alternative Power Generation (0.0%)
   $   50     CalEnergy Co., Inc. ..........................    7.63%       10/15/07     $     49,668
                                                                                         ------------
              Aluminum (0.0%)
      100     Golden Northwest Aluminum ....................   12.00        12/15/06          102,000
                                                                                         ------------
              Auto Parts: O.E.M. (0.1%)
      175     Hayes Lemmerz International, Inc. ............    8.25        12/15/08          141,750
      100     Hayes Wheels International, Inc.
              (Series B) ...................................    9.125       07/15/07           86,000
                                                                                         ------------
                                                                                              227,750
                                                                                         ------------
              Beverages: Non-Alcoholic (0.2%)
      165     Cott Corp. (Canada) ..........................    9.375       07/01/05          163,762
      350     Packaged Ice Inc. (Series B) .................    9.75        02/01/05          304,500
                                                                                         ------------
                                                                                              468,262
                                                                                         ------------
              Broadcasting (3.5%)
      150     Emmis Communications Corp.
              (Series B) ...................................    8.125       03/15/09          142,500
    2,900     EZ Communications, Inc. ......................    9.75        12/01/05        3,050,336
      145     Lamar Media Corp. ............................    9.25        08/15/07          147,175
      200     STC Broadcasting, Inc. .......................   11.00        03/15/07          198,000
    5,060     Young Broadcasting Corp. .....................   11.75        11/15/04        5,180,175
                                                                                         ------------
                                                                                            8,718,186
                                                                                         ------------
              Cable/Satellite TV (0.9%)
      175     Echostar DBS Corp. ...........................    9.375       02/01/09          171,500
    2,000     Tele-Communications, Inc. ....................    9.25        04/15/02        2,063,700
                                                                                         ------------
                                                                                            2,235,200
                                                                                         ------------
              Casino/Gaming (0.1%)
      200     Boyd Gaming Corp. ............................    9.25        10/01/03          197,500
                                                                                         ------------
              Chemicals: Agricultural (0.0%)
      100     Scotts Co. - 144A* ...........................    8.625       01/15/09           96,500
                                                                                         ------------
              Chemicals: Specialty (2.8%)
    6,960     Huntsman Polymers Corp. ......................   11.75        12/01/04        7,029,600
      175     Texas Petrochemicals Corp. ...................   11.125       07/01/06          148,750
                                                                                         ------------
                                                                                            7,178,350
                                                                                         ------------
              Coal (0.1%)
      175     P&L Coal Holdings Corp. (Series B) ...........    8.875       05/15/08          173,250
                                                                                         ------------
              Construction Materials (1.1%)
    2,850     USG Corp. (Series B) .........................    9.25        09/15/01        2,892,037
                                                                                         ------------
              Consumer/Business Services (0.0%)
      100     American Business Information, Inc. ..........    9.50        06/15/08           82,000
                                                                                         ------------

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 2000, continued

 PRINCIPAL
 AMOUNT IN                                                       COUPON        MATURITY
 THOUSANDS                                                        RATE           DATE         VALUE
-------------------------------------------------------------------------------------------------------
              Containers/Packaging (0.2%)
   $  225     Ball Corp. .................................        7.75%       08/01/06     $    217,125
      125     Ball Corp. .................................       8.25         08/01/08          120,312
      100     Consumers Packaging, Inc. ..................       9.75         02/01/07           20,000
      225     U.S. Can Corp. .............................      10.125        10/15/06          242,719
                                                                                           ------------
                                                                                                600,156
                                                                                           ------------
              Drugstore Chains (0.7%)
    1,950     Thrifty PayLess Holdings, Inc. .............      12.25         04/15/04        1,790,344
                                                                                           ------------
              Electric Utilities (0.2%)
      100     CMS Energy Corp. ...........................       7.50         01/15/09           89,194
      113     Niagara Mohawk Power (Series F) ............       7.625        10/01/05          114,330
      175     Niagara Mohawk Power (Series G) ............       7.75         10/01/08          175,786
      125     Niagara Mohawk Power (Series H) ............       8.50 ++      07/01/10          100,640
                                                                                           ------------
                                                                                                479,950
                                                                                           ------------
              Electrical Products (0.1%)
      335     Communications & Power Industries,
              Inc. (Series B) ............................      12.00         08/01/05          227,381
                                                                                           ------------
              Engineering & Construction (0.1%)
      225     Mastec Inc. (Series B) .....................       7.75         02/01/08          213,750
                                                                                           ------------
              Finance/Rental/Leasing (0.0%)
       25     Anthony Crane Rentals ......................      10.375        08/01/08           12,750
                                                                                           ------------
              Financial Conglomerates (0.0%)
       75     GS Escrow Corp. ............................       7.125        08/01/05           69,101
                                                                                           ------------
              Food Distributors (0.0%)
      100     Di Giorgio Corp. ...........................      10.00         06/15/07           88,000
                                                                                           ------------
              Food: Major Diversified (0.2%)
      475     International Home Foods, Inc. .............      10.375        11/01/06          508,250
                                                                                           ------------
              Food: Specialty/Candy (0.0%)
      100     Mrs. Fields Original (Series B) ............      10.125        12/01/04           87,000
                                                                                           ------------
              Home Building (0.1%)
       75     D.R. Horton Inc. ...........................       8.00         02/01/09           69,750
       50     Standard Pacific Corp. (Series A) ..........       8.00         02/15/08           46,250
      290     Williams Scotsman, Inc. ....................       9.875        06/01/07          255,200
                                                                                           ------------
                                                                                                371,200
                                                                                           ------------
              Home Furnishings (0.1%)
      200     Westpoint Stevens, Inc. ....................       7.875        06/15/08          166,500
                                                                                           ------------
              Hotels/Resorts/Cruiselines (0.1%)
      400     ITT Corp. (New) ............................       7.375        11/15/15          356,228
                                                                                           ------------

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 2000, continued

 PRINCIPAL
 AMOUNT IN                                                      COUPON        MATURITY
 THOUSANDS                                                       RATE           DATE          VALUE
------------------------------------------------------------------------------------------------------
              Industrial Specialties (0.0%)
  $   125     Fibermark Inc. ............................       9.375%       10/15/06     $    123,750
                                                                                          ------------
              Major Telecommunications (1.4%)
      225     RCN Corp. .................................      11.125++      10/15/07          114,750
    3,250     Sprint Spectrum L.P. ......................      11.00         08/15/06        3,508,895
                                                                                          ------------
                                                                                             3,623,645
                                                                                          ------------
              Media Conglomerates (0.8%)
    2,000     Time Warner Entertainment Co. .............       9.625        05/01/02        2,073,780
                                                                                          ------------
              Medical/Nursing Services (2.0%)
    4,800     Healthsouth Corp. .........................       9.50         04/01/01        4,788,000
      225     Prime Medical Services Inc. ...............       8.75         04/01/08          202,500
                                                                                          ------------
                                                                                             4,990,500
                                                                                          ------------
              Metal Fabrications (0.1%)
      200     International Wire Group (Series B) .......      11.75         06/01/05          201,500
      100     Neenah Corp. (Series F) ...................      11.125        05/01/07           77,500
                                                                                          ------------
                                                                                               279,000
                                                                                          ------------
              Miscellaneous Manufacturing (0.1%)
      200     Ametek Inc. ...............................       7.20         07/15/08          183,008
      155     Insilco Corp. (Series B) ..................      12.00         08/15/07          154,225
                                                                                          ------------
                                                                                               337,233
                                                                                          ------------
              Miscellaneous Commercial Services(0.2%)
      250     Iron Mountain, Inc. .......................      10.125        10/01/06          254,375
       75     Iron Mountain, Inc. .......................       8.75         09/30/09           70,875
       75     Pierce Leahy Command Co. ..................       8.125        05/15/08           70,125
                                                                                          ------------
                                                                                               395,375
                                                                                          ------------
              Oil & Gas Production (0.1%)
      275     Magnum Hunter Resources ...................      10.00         06/01/07          270,875
                                                                                          ------------
              Other Consumer Services (0.0%)
      100     Protection One Alarm Monitoring, Inc.......       7.375        08/15/05           70,000
                                                                                          ------------
              Other Consumer Specialties (0.0%)
       95     Boyds Collection Ltd. .....................       9.00         05/15/08           90,250
                                                                                          ------------
              Other Metals/Minerals (4.3%)
   10,500     Cyprus Amax Minerals Inc. .................      10.125        04/01/02       10,867,500
                                                                                          ------------
              Publishing: Books/Magazines (0.1%)
       50     Primedia, Inc. ............................       7.625        04/01/08           45,500
      250     Von Hoffman Press, Inc. - 144A* ...........      10.875        05/15/07          230,000
                                                                                          ------------
                                                                                               275,500
                                                                                          ------------

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 2000, continued

 PRINCIPAL
 AMOUNT IN                                                       COUPON       MATURITY
 THOUSANDS                                                        RATE          DATE           VALUE
-------------------------------------------------------------------------------------------------------
              Publishing: Newspapers (0.5%)
   $  275     Garden State Newspapers (Series B) ...........    8.75%         10/01/09     $    257,125
    1,000     Hollinger International Publishing, Inc.......    9.25          02/01/06          998,750
                                                                                           ------------
                                                                                              1,255,875
                                                                                           ------------
              Pulp & Paper (0.0%)
      125     Paperboard Industrial International Inc.......    8.375         09/15/07          105,000
                                                                                           ------------
              Real Estate Development (0.1%)
      300     Forest City Enterprises ......................    8.50          03/15/08          285,000
                                                                                           ------------
              Recreational Products (0.0%)
      125     CSC Holdings, Inc. ...........................    7.625         07/15/18          113,058
                                                                                           ------------
              Regional Banks (0.1%)
       50     Chevy Chase Savings Bank .....................    9.25          12/01/05           47,750
      100     Chevy Chase Savings Bank, F.S.B. .............    9.25          12/01/08           92,000
                                                                                           ------------
                                                                                                139,750
                                                                                           ------------
              Specialty Stores (0.1%)
      175     Michaels Stores, Inc. ........................   10.875         06/15/06          180,250
      175     Zale Corp. (Series B) ........................    8.50          10/01/07          168,000
                                                                                           ------------
                                                                                                348,250
                                                                                           ------------
              Specialty Telecommunications (0.1%)
      325     Level 3 Communications, Inc. .................    9.125         05/01/08          280,719
                                                                                           ------------
              Textiles (1.7%)
    4,300     Dan River, Inc. ..............................   10.125         12/15/03        4,214,000
      100     Polymer Group Inc. (Series B) ................    8.75          03/01/08           79,000
                                                                                           ------------
                                                                                              4,293,000
                                                                                           ------------
              Wholesale Distributors (0.0%)
      300     Home Interiors & Gifts .......................   10.125         06/01/08           89,625
                                                                                           ------------
              TOTAL CORPORATE BONDS
              (Cost $62,228,627)......................................................       57,822,548
                                                                                           ------------
              SHORT-TERM INVESTMENT (1.1%)
              REPURCHASE AGREEMENT
    2,825     The Bank of New York (dated 09/29/00;
              proceeds $2,826,003) (b)
              (Cost $2,824,532).............................    6.25          10/02/00        2,824,532
                                                                                           ------------
              TOTAL INVESTMENTS
              (Cost $259,111,649) (c)..................................           98.6%     249,150,514
              OTHER ASSETS IN EXCESS OF LIABILITIES ...................            1.4        3,441,116
                                                                                 -----     ------------
              NET ASSETS ..............................................          100.0%    $252,591,630
                                                                                 =====     ============

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 2000, continued

---------------------
*    Resale is restricted to qualified institutional investors.
+ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
++ Currently a zero coupon bond that will pay interest at the rate shown at a future specified date.
(a)  Non-income producing security; bond in default.
(b) Collateralized by $2,813,904 Federal Home Loan Mortgage Corp. 6.875% due 01/15/05 valued at $2,881,025.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $20,533,973 and the aggregate gross unrealized depreciation is $30,495,108, resulting in net unrealized depreciation of $9,961,135.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000


ASSETS:
Investments in securities, at value
  (cost $259,111,649)..............................................   $ 249,150,514
Receivable for :
   Interest .......................................................       2,531,181
   Investments sold ...............................................         738,076
   Dividends ......................................................         719,822
   Shares of beneficial interest sold .............................          28,948
Deferred organizational expenses ..................................          24,048
Prepaid expenses and other assets .................................          26,694
                                                                      -------------
   TOTAL ASSETS ...................................................     253,219,283
                                                                      -------------
LIABILITIES:
Payable for:
   Plan of distribution fee .......................................         208,470
   Shares of beneficial interest repurchased ......................         169,938
   Investment management fee ......................................         158,131
Accrued expenses and other payables ...............................          91,114
                                                                      -------------
   TOTAL LIABILITIES ..............................................         627,653
                                                                      -------------
   NET ASSETS .....................................................   $ 252,591,630
                                                                      =============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...................................................   $ 279,790,552
Net unrealized depreciation .......................................      (9,961,135)
Accumulated undistributed net investment income ...................       3,007,106
Accumulated net realized loss .....................................     (20,244,893)
                                                                      -------------
   NET ASSETS .....................................................   $ 252,591,630
                                                                      =============
CLASS A SHARES:
Net Assets ........................................................      $2,871,709
Shares Outstanding (unlimited authorized, $.01 par value)..........         277,157
   NET ASSET VALUE PER SHARE ......................................          $10.36
                                                                             ======
   MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ................          $10.93
                         ====                                                ======
CLASS B SHARES:
Net Assets ........................................................    $223,413,016
Shares Outstanding (unlimited authorized, $.01 par value) .........      21,554,281
   NET ASSET VALUE PER SHARE ......................................          $10.37
                                                                             ======
CLASS C SHARES:
Net Assets ........................................................     $25,594,439
Shares Outstanding (unlimited authorized, $.01 par value) .........       2,474,938
   NET ASSET VALUE PER SHARE ......................................          $10.34
                                                                             ======
CLASS D SHARES:
Net Assets ........................................................        $712,466
Shares Outstanding (unlimited authorized, $.01 par value) .........          68,780
   NET ASSET VALUE PER SHARE ......................................          $10.36
                                                                             ======

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended September 30, 2000

NET INVESTMENT INCOME:
INCOME
Dividends .........................................    $   9,791,902
Interest ..........................................        9,729,479
                                                       -------------
   TOTAL INCOME ...................................       19,521,381
                                                       -------------
EXPENSES
Plan of distribution fee (Class A shares) .........           17,265
Plan of distribution fee (Class B shares) .........        2,776,290
Plan of distribution fee (Class C shares) .........          322,264
Investment management fee .........................        2,388,886
Transfer agent fees and expenses ..................          335,279
Shareholder reports and notices ...................           89,142
Registration fees .................................           86,013
Professional fees .................................           79,464
Custodian fees ....................................           35,237
Organizational expenses ...........................           32,779
Trustees' fees and expenses .......................           16,883
Other .............................................           22,875
                                                       -------------
   TOTAL EXPENSES .................................        6,202,377
                                                       -------------
   NET INVESTMENT INCOME ..........................       13,319,004
                                                       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss .................................      (18,829,120)
Net change in unrealized depreciation .............       10,092,703
                                                       -------------
   NET LOSS .......................................       (8,736,417)
                                                       -------------
NET INCREASE ......................................    $   4,582,587
                                                       =============

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR           FOR THE YEAR
                                                                 ENDED                 ENDED
                                                          SEPTEMBER 30, 2000     SEPTEMBER 30, 1999
---------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................      $   13,319,004         $  18,480,801
Net realized gain (loss) .............................         (18,829,120)           15,975,924
Net change in unrealized depreciation ................          10,092,703             3,774,240
                                                            --------------         -------------
   NET INCREASE ......................................           4,582,587            38,230,965
                                                            --------------         -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................            (259,840)             (646,373)
   Class B shares ....................................         (11,009,664)          (17,881,658)
   Class C shares ....................................          (1,295,836)             (604,652)
   Class D shares ....................................             (66,785)              (76,726)
Net realized gain
   Class A shares ....................................            (425,264)             (671,285)
   Class B shares ....................................         (11,062,251)          (24,998,743)
   Class C shares ....................................          (1,329,137)             (346,036)
   Class D shares ....................................             (25,446)              (40,395)
                                                            --------------         -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS .................         (25,474,223)          (45,265,868)
                                                            --------------         -------------
Net decrease from transactions in shares of beneficial
  interest ...........................................        (128,727,015)          (23,984,846)
                                                            --------------         -------------
   NET DECREASE ......................................        (149,618,651)          (31,019,749)
NET ASSETS:
Beginning of period ..................................         402,210,281           433,230,030
                                                            --------------         -------------
   END OF PERIOD
   (Including undistributed net investment income of
   $3,007,106 and $2,449,140, respectively)...........      $  252,591,630         $ 402,210,281
                                                            ==============         =============

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000, continued

security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. ORGANIZATIONAL EXPENSES - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $164,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000, continued

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $16,457,049 at September 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000, continued

The Distributor has informed the Fund that for the year ended September 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $879,018 and $1,420, respectively and received $13,117 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended September 30, 2000 aggregated $119,776,502 and $258,287,455, respectively.

For the year ended September 30, 2000, the Fund incurred $128,749 in brokerage commissions with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At September 30, 2000, the Fund's receivable for investments sold included unsettled trades with DWR of $279,841.

For the year ended September 30, 2000, the Fund incurred $17,425 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

At September 30, 2000, the Fund had a net capital loss carryover of approximately $4,600,000 which will be available through September 30, 2008 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $14,902,000 during fiscal 2000.

As of September 30, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a dividend redesignation and tax adjustments on real estate investment trusts held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $128,913, paid-in-capital was charged $32,799 and accumulated net realized gain was credited $161,712.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                   FOR THE YEAR                       FOR THE YEAR
                                                                      ENDED                              ENDED
                                                                SEPTEMBER 30, 2000                 SEPTEMBER 30, 1999
                                                        ---------------------------------- ----------------------------------
                                                             SHARES           AMOUNT             SHARES            AMOUNT
                                                        --------------- ------------------  ---------------- -----------------
CLASS A SHARES
Sold ..................................................       165,350     $    1,746,960           373,161    $    4,311,270
Reinvestment of dividends and distributions ...........        49,956            516,422            72,926           807,614
Shares issued in connection with the acquisition of
 TCW/DW Income and Growth Fund ........................             -                  -             8,607           101,458
Redeemed ..............................................    (1,080,681)       (11,152,505)         (213,154)       (2,454,803)
                                                           ----------     --------------          --------    --------------
Net increase (decrease) - Class A .....................      (865,375)        (8,889,123)          241,540         2,765,539
                                                           ----------     --------------          --------    --------------
CLASS B SHARES
Sold ..................................................     2,079,343         21,898,681         3,043,825        35,162,596
Reinvestment of dividends and distributions ...........     1,715,995         17,730,597         3,152,355        34,981,362
Shares issued in connection with the acquisition of
 TCW/DW Income and Growth Fund ........................             -                  -           723,832         8,541,094
Redeemed ..............................................   (13,931,822)      (146,329,936)      (12,509,897)     (143,652,130)
                                                          -----------     --------------       -----------    --------------
Net decrease - Class B ................................   (10,136,484)      (106,700,658)       (5,589,885)      (64,967,078)
                                                          -----------     --------------       -----------    --------------
CLASS C SHARES
Sold ..................................................        86,384            904,529           114,511         1,316,245
Reinvestment of dividends and distributions ...........       216,767          2,235,520            72,635           801,880
Shares issued in connection with the acquisition of
 TCW/DW Income and Growth Fund ........................             -                  -         3,554,666        41,847,822
Redeemed ..............................................    (1,556,094)       (16,250,626)         (518,349)       (5,997,769)
                                                          -----------     --------------       -----------    --------------
Net increase (decrease) - Class C .....................    (1,252,943)       (13,110,577)        3,223,463        37,968,178
                                                          -----------     --------------       -----------    --------------
CLASS D SHARES
Sold ..................................................       214,024          2,220,160           449,722         5,167,272
Reinvestment of dividends and distributions ...........         2,726             28,226             4,118            45,524
Redeemed ..............................................      (215,266)        (2,275,043)         (441,802)       (4,964,281)
                                                          -----------     --------------       -----------    --------------
Net increase (decrease) - Class D .....................         1,484            (26,657)           12,038           248,515
                                                          -----------     --------------       -----------    --------------
Net decrease in Fund ..................................   (12,253,318)    $ (128,727,015)       (2,112,844)   $  (23,984,846)
                                                          ===========     ==============       ===========    ==============

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2000, continued

7. FUND ACQUISITION

On June 28, 1999, the Fund acquired all the net assets of TCW/DW Income and Growth Fund ("Income and Growth") based on the respective valuations as of the close of business June 25, 1999, pursuant to a plan of reorganization approved by the shareholders of Income and Growth on June 8, 1999. The acquisition was accomplished by a tax-free exchange of 8,607 Class A shares of the Fund at a net asset value of $11.79 per share for 9,404 Class A shares of Income and Growth; 723,832 Class B shares of the Fund at a net asset value of $11.80 per share for 791,586 Class B shares of Income and Growth; and 3,554,666 Class C shares of the Fund at a net asset value of $11.77 per share for 3,873,928 Class C shares of Income and Growth. The net assets of the Fund and Income and Growth immediately before the acquisition were $402,078,443 and $50,615,496, respectively, including unrealized appreciation of $2,147,861 for Income and Growth. Immediately after the acquisition, the combined net assets of the Fund amounted to $452,693,939.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                             FOR THE PERIOD
                                                                 FOR THE YEAR ENDED SEPTEMBER 30,            JULY 28, 1997*
                                                         ------------------------------------------------       THROUGH
                                                               2000             1999            1998       SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $  10.98         $  11.18       $ 12.81            $  12.20
                                                            --------         --------       -------            --------
Income (loss) from investment operations:
 Net investment income .................................        0.53             0.58          0.59                0.12
 Net realized and unrealized gain (loss) ...............       (0.26)            0.54         (1.12)               0.61
                                                            --------         --------        -------           --------
Total income (loss) from investment operations .........        0.27             1.12         (0.53)               0.73
                                                            --------         --------        -------           --------
Less dividends and distributions from:
 Net investment income .................................       (0.51)           (0.62)        (0.51)              (0.12)
 Net realized gain .....................................       (0.38)           (0.70)        (0.59)                  -
                                                            --------         --------        -------           --------
Total dividends and distributions ......................       (0.89)           (1.32)        (1.10)              (0.12)
                                                            --------         --------        -------           --------
Net asset value, end of period .........................    $  10.36         $  10.98        $ 11.18           $  12.81
                                                            ========         ========        =======           ========
TOTAL RETURN+ ..........................................        2.71%           10.15%         (4.67)%             5.95%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        1.21%(3)         1.17%(3)       1.17%(3)           1.28%(2)
Net investment income ..................................        4.92%(3)         5.02%(3)       4.61%(3)           5.77%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $  2,872         $ 12,541        $10,073            $ 1,047
Portfolio turnover rate ................................          38%              36%            58%                74%

-------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, continued



                                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------------------------
                                                              2000++           1999++          1998++       1997**++
----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $   10.98        $   11.18       $  12.81       $ 10.23
                                                            ---------        ---------       --------       -------
Income (loss) from investment operations:
 Net investment income .................................         0.44             0.50          0.50           0.46
 Net realized and unrealized gain (loss) ...............        (0.23)            0.53         (1.11)          2.54
                                                            ---------        ---------       --------       -------
Total income (loss) from investment operations .........         0.21             1.03         (0.61)          3.00
                                                            ---------        ---------       --------       -------
Less dividends and distributions from:
 Net investment income .................................        (0.44)           (0.53)        (0.43)          (0.41)
 Net realized gain .....................................        (0.38)           (0.70)        (0.59)          (0.01)
                                                            ---------        ---------       --------       --------
Total dividends and distributions ......................        (0.82)           (1.23)        (1.02)          (0.42)
                                                            ---------        ---------       --------       --------
Net asset value, end of period .........................    $   10.37        $   10.98       $  11.18       $  12.81
                                                            =========        =========       ========       ========
TOTAL RETURN+ ..........................................         2.00%            9.31%        (5.29)%         29.83%

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         1.97%(3)         1.90%(3)      1.80%(3)        1.85%
Net investment income ..................................         4.16%(3)         4.29%(3)      3.98%(3)        4.16%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $ 223,413        $ 348,070      $416,909        $358,973
Portfolio turnover rate ................................           38%              36%           58%             74%



                                                            FOR THE PERIOD
                                                            JUNE 26, 1996*
                                                               THROUGH
                                                          SEPTEMBER 30, 1996
                                                         -------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................        $10.00
                                                             ----------
Income (loss) from investment operations:
 Net investment income .................................          0.08
 Net realized and unrealized gain (loss) ...............          0.23
                                                             ----------
Total income (loss) from investment operations .........          0.31
                                                             ----------
Less dividends and distributions from:
 Net investment income .................................         (0.08)
 Net realized gain .....................................             -
                                                             ----------
Total dividends and distributions ......................         (0.08)
                                                             ----------
Net asset value, end of period .........................        $10.23
                                                             =========
TOTAL RETURN+ ..........................................          3.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          2.25%(2)
Net investment income ..................................          3.60%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $148,142
Portfolio turnover rate ................................             7%(1)

--------------
*    Commencement of operations.
** Prior to July 28, 1997 the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, continued



                                                                                                             FOR THE PERIOD
                                                                 FOR THE YEAR ENDED SEPTEMBER 30,            JULY 28, 1997*
                                                         ------------------------------------------------       THROUGH
                                                               2000             1999            1998       SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $  10.96         $  11.16       $ 12.80            $  12.20
                                                            --------         --------       -------            --------
Income (loss) from investment operations:
 Net investment income .................................        0.44             0.48         0.50                 0.10
 Net realized and unrealized gain (loss) ...............       (0.24)            0.55        (1.12)                0.61
                                                            --------         --------       -------            --------
Total income (loss) from investment operations .........        0.20             1.03        (0.62)                0.71
                                                            --------         --------       -------            --------
Less dividends and distributions from:
 Net investment income .................................       (0.44)           (0.53)       (0.43)               (0.11)
 Net realized gain .....................................       (0.38)           (0.70)       (0.59)                   -
                                                            --------         --------       -------            --------
Total dividends and distributions ......................       (0.82)           (1.23)       (1.02)               (0.11)
                                                            --------         --------       -------            --------
Net asset value, end of period .........................    $  10.34         $  10.96       $ 11.16            $  12.80
                                                            ========         ========       =======            ========
TOTAL RETURN+ ..........................................        2.01%            9.38%        (5.38)%              5.79%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        1.96%(3)         1.90%(3)      1.92%(3)            1.98%(2)
Net investment income ..................................        4.17%(3)         4.29%(3)      3.86%(3)            4.61%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $ 25,594         $ 40,859        $5,630            $    987
Portfolio turnover rate ................................          38%              36%           58%                 74%

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, continued

                                                                                                             FOR THE PERIOD
                                                                 FOR THE YEAR ENDED SEPTEMBER 30,            JULY 28, 1997*
                                                         ------------------------------------------------       THROUGH
                                                               2000             1999            1998       SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $  10.99         $  11.18       $ 12.82            $  12.20
                                                            --------         --------       -------            --------
Income (loss) from investment operations:
 Net investment income .................................        0.54             0.60         0.64                 0.12
 Net realized and unrealized gain (loss) ...............       (0.24)            0.55        (1.15)                0.62
                                                            --------         --------       -------            --------
Total income (loss) from investment operations .........        0.30             1.15        (0.51)                0.74
                                                            --------         --------       -------            --------
Less dividends and distributions from:
 Net investment income .................................       (0.55)           (0.64)       (0.54)               (0.12)
 Net realized gain .....................................       (0.38)           (0.70)       (0.59)                   -
                                                            --------         --------       -------            --------
Total dividends and distributions ......................       (0.93)           (1.34)       (1.13)               (0.12)
                                                            --------         --------       -------            --------
Net asset value, end of period .........................    $  10.36         $  10.99       $ 11.18            $  12.82
                                                            ========         ========       =======            ========
TOTAL RETURN+ ..........................................        2.98%           10.51%        (4.46)%              5.98%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................        0.97%(3)         0.93%(3)      0.92%(3)            0.96%(2)
Net investment income ..................................        5.16%(3)         5.26%(3)      4.86%(3)            5.41%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................    $    712         $    740        $  618            $     21
Portfolio turnover rate ................................          38%              36%           58%                 74%

--------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Income Builder Fund (the "Fund"), including the portfolio of investments, as of September 30, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 1999 and the financial highlights for each of the respective stated periods ended September 30, 1999 were audited by other independent accountants whose report, dated November 9, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Income Builder Fund as of September 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
November 9, 2000

                      2000 FEDERAL TAX NOTICE (unaudited)

      During the fiscal year ended July 31, 2000, the Fund paid to its shareholders $0.37 per share from long-term capital gains. For such period, 70.11% of the income dividends paid qualified for the dividends received deduction available to corporations.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

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





























                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
INCOME BUILDER
FUND

[Graphic Omitted]


ANNUAL REPORT
SEPTEMBER 30, 2000